Deferred Taxes - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2019
Disclosure of income taxes [Line items]
Temporary differences associated with investments in subsidiaries and joint ventures	$ 11,313,612					$ 3,245,819
Deferred tax asset not recognized for deductible temporary differences	$ 242,676,148					$ 127,574,264
Applicable tax rate under integrated system			24.00%	22.50%	21.00%
2017 [Member]
Disclosure of income taxes [Line items]
Applicable tax rate under integrated system		25.00%
Applicable tax rate under integrated system		25.50%
2018 [Member]
Disclosure of income taxes [Line items]
Applicable tax rate under integrated system	27.00%